Other Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Assets [Abstract]
Deferred Charges and Debt Transaction Costs	$ 48	$ 58
Long-term Receivables	70	184
Long-Term Investments and Other	276	284
Other Assets	$ 394	$ 526